SCHEDULE OF INITIAL PUBLIC OFFERING PROCEEDS TO COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 18, 2024	Dec. 22, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance			$ 18,055,701	$ 50,880,604	$ 50,880,604
Accretion for ordinary shares subject to redemption (income earned on investment held in trust account)	$ (17,962,587)	$ (23,282,936)	187,179	586,164	2,581,773	$ 3,618,539
Accretion for ordinary shares subject to redemption (extension deposit)			165,000	$ 55,000	550,000	165,000
Balance			$ 18,407,880		18,055,701	50,880,604
Withdrawn in connection with redemption	$ (35,956,676)				$ (35,956,676)	$ (23,282,936)